Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	534,200
Options exercised (in shares)	10,117	3,189
Ending balance (in shares)	513,700	534,200
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,765	7,765
Options exercised (in shares)	0	0
Acquired and cancelled pursuant to normal course issuer bid (in shares)	0
Ending balance (in shares)	7,765	7,765
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	526,448	523,381
Options exercised (in shares)	10,209	3,067
Acquired and cancelled pursuant to normal course issuer bid (in shares)	(30,703)
Ending balance (in shares)	505,954	526,448